Accounts Receivable - Summary of Accounts Receivable (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Disclosure of financial assets [Line Items]
Accounts receivable	¥ 13,964	$ 2,146	¥ 13,622
Carrying amount [member]
Disclosure of financial assets [Line Items]
Accounts receivable	19,174		19,088
Allowance for doubtful debts [member]
Disclosure of financial assets [Line Items]
Accounts receivable	¥ (5,210)		¥ (5,466)